Income taxes (Tables)	12 Months Ended
Aug. 31, 2022
Income taxes
Disclosure of income tax expense

	2022	2021	2020
	$	$	$
Income taxes at the applicable tax rate of 26.5% [2021 – 26.5%; 2020 – 15%]	(3,406,162)	(3,977,204)	(338,133)
Change in tax status following the initial public offering	—	(127,979)	—
Adjustment in respect of current and deferred income tax of previous year	(4,396)	(207,601)
Permanent differences	823,119	2,100,615	198,475
Temporary difference	—	—	160,967
Change in recognition of deferred income tax assets	2,816,417	2,317,759	—
Other	29,365	—	—
Total income tax expense	258,343	105,590	21,309

Disclosure of temporary differences

		Recognized
		in net
	Balance as at	income	Recognized	Business	Balance as at
	August 31, 2021	(loss)	in equity	combination	August 31, 2022
	$	$	$	$	$
Temporary differences
Property and equipment	(262,778)	115,282	—	(7,802)	(155,298)
Intangibles	(42,887)	(251,498)	—	—	(294,385)
Net operating losses	2,054,789	2,735,223	—	—	4,790,012
Financing fees	940,948	(235,354)	—	—	705,594
Research and development	174,884	255,951	—	—	430,835
Difference in timing of recognition	148,850	110,463	—	(195)	259,118
Right-of-use asset	(789,968)	184,851	—	(11,790)	(616,907)
Lease liability	813,691	(167,184)	—	12,340	658,847
Net capital losses	57,224	(6,806)	—	—	50,418
Valuation allowance	(3,199,861)	(2,816,417)	—	—	(6,016,278)
Deferred tax liability	(105,108)	(75,489)	—	(7,447)	(188,044)